N-4	Oct. 05, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	PLICO Variable Annuity Account S
Entity Central Index Key	0001817186
Entity Investment Company Type	N-4
Document Period End Date	Oct. 05, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Initial Summary Prospectus, Updating Summary Prospectus and Prospectus, the following fund information is removed and replaced by the following:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Life Rider Allocation Investment Category(2)
			1 year	5 year	10 year
Money Market	Schwab® Government Money Market Portfolio™	0.26%	1.43%	1.04%	0.57%	1
Allocation	Schwab® VIT Balanced Portfolio	0.58%	-14.71%	1.70%	3.18%	2

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Life Rider Allocation Investment Category(2)
			1 year	5 year	10 year
Money Market	Schwab® Government Money Market Portfolio™	0.26%	1.43%	1.04%	0.57%	1
Allocation	Schwab® VIT Balanced Portfolio	0.58%	-14.71%	1.70%	3.18%	2

Schwab® Government Money Market Portfolio™ [Member]
Prospectus:
Portfolio Company Name [Text Block]	Schwab® Government Money Market Portfolio™
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	1.43%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	0.57%
Schwab® VIT Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Schwab® VIT Balanced Portfolio
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	3.18%